UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

                                   FORM 12b-25


                                    811-10331
                                    811-10339
                                    811-10333
                                    811-10335
                                    811-10337
                                    811-08117
                                    811-07664
                                    811-07666
                                    811-07670
                                    811-07672
                                    811-21349
                                    811-10543
                                    811-10635
                                    811-07250
                                    811-08991
                                    811-05542
                                    811-06443
                                    811-21443
                                    811-21493
                                    811-21522
                                    811-21656
                                    811-21702
                                    811-21729
                                    811-21784
                                    811-21931
                                    811-21800

                             Commission File Numbers


                                    09248E102
                                    09248F109
                                    09248H105
                                    09248J101
                                    09248L106
                                    09247D105
                                    09247U107
                                    09247B109
                                    09247C107
                                    09247E103
                                    09249W101
                                    09249E101
                                    09249G106
                                    09247Q106
                                    09248N102
                                    09247F100
                                    092475102
                                    09250N107
                                    09249Y107
                                    09250D109
                                    09250U101
                                    09250W107
                                    092501105
                                    09251A104
                                    09254B109
                                    09250K103

                                  CUSIP Numbers

                           NOTIFICATION OF LATE FILING

(Check One): |_| Form 10-K |_| Form 20-F |_| Form 11-K |_| Form 10-Q |_| Form N-SAR |X| Form N-CSR

              For Period Ended: October 31, 2006


              |_| Transition Report on Form 10-K
              |_| Transition Report on Form 20-F
              |_| Transition Report on Form 11-K
              |_| Transition Report on Form 10-Q
              |_| Transition Report on Form N-SAR
              |_| Transition Report on Form N-CSR


              For the Transition Period Ended:____________________________



         Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.



         If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:________________________

                          PART I REGISTRANT INFORMATION


BlackRock California Municipal Income Trust
BlackRock Municipal Income Trust
BlackRock Florida Municipal Income Trust
BlackRock New Jersey Municipal Income Trust
BlackRock New York Municipal Income Trust
BlackRock Investment Quality Municipal Trust Inc.
BlackRock California Investment Quality Municipal Trust Inc. BlackRock Florida Investment Quality Municipal Trust BlackRock New Jersey Investment Quality Municipal Trust Inc. BlackRock New York Investment Quality Municipal Trust Inc. BlackRock Limited Duration Income Trust
BlackRock Core Bond Trust
BlackRock Strategic Bond Trust
BlackRock Broad Investment Grade 2009 Term Trust Inc.
BlackRock High Yield Trust
BlackRock Income Trust Inc.
BlackRock Income Opportunity Trust Inc.
BlackRock Dividend Achievers Trust
BlackRock Strategic Dividend Achievers Trust
BlackRock S&P Quality Rankings Global Equity Managed Trust BlackRock Global Energy and Resources Trust
BlackRock Health Sciences Trust
BlackRock Global Opportunities Equity Trust
BlackRock Enhanced Dividend Achievers Trust
BlackRock Real Estate Equity Trust
BlackRock World Investment Trust


Full Name of Registrants

Former Name if Applicable

100 Bellevue Parkway

Address of Principal Executive Office (Street and Number)

Wilmington, Delaware 19809

City, State and Zip Code
                         PART II RULE 12b-25(b) AND (c)


         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate) |X|


                  (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                               PART III NARRATIVE


         State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR or the transition report or portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

         Additional time is required to prepare a complete and accurate filing. The Fund's Form N-CSR will be completed and filed with the Securities and Exchange Commission as soon as practicable. The annual report to shareholders dated October 31, 2006 was mailed to shareholders within the prescribed time period.

                            PART IV OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification.

Neal Andrews (302) 797-6179

(Name) (Area code) (Telephone number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

         |X| Yes |_| No

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

         |_| Yes |X| No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Date January 10, 2007                                By    /s/ Neal Andrews

                                                           Neal Andrews
                                                           Assistant Treasurer